Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Government authorities	$ 171	$ 151
Prepaid expenses and other receivables	377	90
Total other current assets	$ 548	$ 241